LONG-TERM DEBT (Tables)	9 Months Ended
Aug. 31, 2022
Long-term Debt
Schedule of long term debt

	Third party	SBA Loan	Total
	$	$	$
Balance, November 30, 2020 (current and long-term)	40,059	-	40,059
Acquired on acquisition of IndieFlix (Note 3)	-	156,625	156,625
Payments	(42,775)	-	(42,775)
Interest expense and accretion	2,716	1,640	4,356
Balance, November 30, 2021 (current and long-term)	-	158,265	158,265
Interest expense and accretion	-	7,367	7,367
Government grant	-	(5,967)	(5,967)
Balance, August 31, 2022	-	159,665	159,665
Current portion	-	10,230	10,230
Long-term portion	-	149,435	149,435